Share-Based Compensation - Schedule of Restricted Shares Activity (Detail) - Restricted Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning balance	1,330,062
Number of shares, Granted	384,074
Number of shares, Vested	(481,358)
Number of shares, Forfeited	(227,488)
Number of shares, Outstanding, Ending balance	1,005,290	1,330,062
Number of shares, Expected to vest	817,600
Weighted average grant date fair value, Outstanding, Beginning balance	$ 50.27
Weighted average grant date fair value, Granted	85.30	$ 91.00	$ 34.63
Weighted average grant date fair value, Vested	42.14
Weighted average grant date fair value, Forfeited	58.29
Weighted average grant date fair value, Outstanding, Ending balance	65.73	$ 50.27
Weighted average grant date fair value, Expected to vest	$ 65.41